Equity Capital Structure, 2021 Second Registered Direct Equity Offering (Details)				2 Months Ended	12 Months Ended
	Feb. 10, 2021 USD ($) shares	Jan. 12, 2021 USD ($) $ / shares	Jan. 08, 2021 shares	Sep. 09, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Equity Capital Structure [Abstract]
Gross proceeds from issuance of common stock and warrants				$ 2,600,000	$ 265,307,807	$ 39,053,325	$ 2,625,590
Net proceeds from issuance of common stock and warrants				$ 2,300,000
January 12 Warrants [Member]
Equity Capital Structure [Abstract]
Issuance of common stock (in shares) | shares	13,700,000
Number of securities called by warrants (in shares) | shares			13,700,000
Gross proceeds from issuance of common stock and warrants	$ 26,000,000.0
Net proceeds from issuance of common stock and warrants	$ 26,000,000.0
Term of warrant					5 years
Warrant exercise price (in dollars per share) | $ / shares		$ 1.90
Fair value of warrants					$ 37,300,000
Percentage increase in volatility causing increase in fair value of warrants					5.00%
Percentage increase in fair value of warrants due to increase in volatility					1.30%
January 12 Warrants [Member] | Historical Volatility Measurement Input [Member]
Equity Capital Structure [Abstract]
Measurement input - Volatility					1.521
2021 Second Registered Direct Equity Offering [Member]
Equity Capital Structure [Abstract]
Issuance of common stock (in shares) | shares			13,700,000
Gross proceeds from issuance of common stock and warrants		$ 26,000,000.0
Net proceeds from issuance of common stock and warrants		$ 24,100,000